Asbestos - Central Estimates, Net of Insurance Recoveries (Details) - Mar. 31, 2023 $ in Millions, $ in Millions	USD ($)	AUD ($)
Central Estimate – Discounted and Inflated
Asbestos Claims [Line Items]
Asbestos liability actuarial estimate	$ 1,012.0	$ 1,508.0
Discounted (but inflated) - Low	783.5	1,167.5
Discounted (but inflated) - High	1,581.8	2,357.0
Central Estimate – Undiscounted but Inflated
Asbestos Claims [Line Items]
Asbestos liability actuarial estimate	1,289.0	1,920.8
Undiscounted (but inflated) - Low	978.3	1,457.8
Undiscounted (but inflated) - High	2,114.9	3,151.4
Central Estimate – Undiscounted and Uninflated
Asbestos Claims [Line Items]
Asbestos liability actuarial estimate	$ 895.6	$ 1,334.6